Changes in working capital	12 Months Ended
Dec. 31, 2021
Changes in working capital
Changes in working capital
22	Changes in working capital

	Year Ended
	December 31,
	2021	2020
	$	$
Trade and other receivables	1,572	(6,802)
Financial and other assets	(1,470)	(63)
Inventories	(5,492)	1,918
Accounts payable and accrued liabilities	13,991	(12,600)
Other liabilities	3,070	556
	11,671	(16,991)